Organization and Business	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization and Business [Abstract]
ORGANIZATION AND BUSINESS

NOTE 1 — ORGANIZATION AND BUSINESS

Organization and Description of Business

BRB FOODS Inc, is a corporation with its headquarters office in State of Wyoming is to be located at 36 Shadow Brook Lane Lander, WY 82520 of Kent, and currently owns 100% of issued shares of Thamuz LLC, a company with its headquarters office in State of Delaware is to be located at 8 The Green, Ste R, in the City of Dover County of Kent, which, in turn, owns 100% of issued shares of the companies BR Brands S.A. and Boni Logistica Ltda, both headquartered at Rua Dr, Eduardo de Souza Aranha, no. 387 — Conjunto 151B, in the capital of the State of Sao Paulo in Brazil, having a legal personality under private law, where its duration is indeterminate, and its performance is established throughout the national territory. BR Brands S.A. and Boni Logistica Ltda, started their activities in 2020, through brands with strong recognition through brands with strong recognition and leadership in the markets where it operates.

BR Brands S.A. and Boni Logistica Ltda were incorporated in Brazil by members of the Bonifácio family in 2020 who subsequently in 2022 conferred their equity in these entities to Thamuz LLC in November, 2022, date in which Thamuz LLC became the sole shareholder of BR Brands S.A. and Boni Logistica Ltda, BRB Foods Ltd, in its turn was incorporated on October 13, 2022, and afterwards the then shareholders of Thamuz’s LLC (i.e., the members of the Bonifácio family who founded BR Brands S.A. and Boni Logistica Ltda), conferred the issued and outstanding shares of Thamuz LLC into the capital of the Company. As a result of this corporate restructuring: (i) Mr. Paulo R. Bonifacio contributed to the Capital of the Company, according to their services and vesting agreement, Mr. Paulo R. Bonifacio is (and shall be after the offer) owner of record and beneficial owner of the majority of the shares of the Company and therefore is a controlling shareholder; (ii) the Company will directly own 100% of Thamuz LLC’s shares; and (iii) Thamuz LLC will directly own 100% of BR Brands S.A. and the Boni Logistica Ltda.’s respective shares.

We are an operating company incorporated under US law and conduct business through our operating subsidiaries. The structure of the group follows:

Company	Activities	Country	Units	Participation	Percentage
BRB Foods Inc.	Holding	USA	1	—	100%
Thamuz LLC	Holding	USA	1	Direct	100%
BR Brands S.A.	Industrialization and sale of grains (mainly rice and beans), pasta, flour, among other products	Brazil	4	Indirect	100%
Boni Logística Ltda.	Distribution centers, transports and logistics solutions	Brazil	1	Indirect	100%

BRB Foods Ltd. incorporated on October 13, 2022, headquartered in Dover, Delaware in the United States of America, is a holding company whose subsidiaries are BR Brands S.A. founded on December 1, 2020 and Boni Logística Ltda. founded on February 26, 2020, both located in São Paulo in Brazil. On October 31, 2023, the company changed its name to BRB Food Inc. and changes its address to Wyoming. BRB FOODS Inc. is a corporation with its headquarters office in State of Wyoming is to be located at 36 Shadow Brook Lane Lander, WY 82520 of Kent.

The consolidated financial statements are intended to provide information for comparative purposes and result from the aggregation of the individual financial statements of its subsidiaries.

We operate in the food segment, supplying high quality products to retailers and wholesalers, operating in the South, Southeast and Midwest regions.

We entered into licensing agreements with Unilever — one of the largest suppliers of food and personal care products in the world, for the licensing of the brands Knorr, Arisco, Maizena and Mae terra.

Through our operational subsidiaries based in São Paulo, Brazil, we aim to be present in all meals of Brazilian families, by introducing healthy and quality food. We currently provide our products in seventeen (17) Brazilian states through fourteen (14) integrated distribution centers (IDCs). Aligned with Brazilians’ eating habits and with the search for natural foods for a healthy life, we offer products based on grains, cereals, milk protein, vegetable protein, vegetables, and fruits. Our products are cultivated, selected, and prepared within the highest operational standards. The company invested the nine-month period ended September 30, 2025 increasing our expenses, to prepare our back office team, our sales teams and operational staff for start to sell new 64 products for all Brazilian territory, and 14 integrated distribution centers, which will start in the first quarter of 2026.

We are licensed to launch, produce, sell, and distribute certain food products under four (4) well-known brands in Brazil. Additionally, due to our management’s logistics experience, our distribution capabilities continue to be further improved. We consider our distribution capabilities a key aspect of our business as it allows us to provide improved delivery services to our customers while increasing efficiency and sustainability.

Management Letter

In 2023, we leveraged the Company’s strategy by adding 64 new products to our portfolio, under brands known throughout Brazil such as Knorr, Maizena, Arisco and Mãe Terra. This portfolio covers the global food base and mainly in Latin America, and Brazil, such as fresh grains, beans and rice, as well as other grains made from wheat, which will be sold in our pasta and macaroni, cassava and corn, sold through of a complete line of flours, including tapioca and popcorn, products that will be under the Arisco and Maizena brands. Completing the launches of new products, a complete line of natural and organic products including cocoa, brown sugar, oats, among others that will be sold under the Mãe Terra brand.

Since that 14 external suppliers were developed and certified by the Company’s quality department, within the strictest standards of good practices to guarantee food safety, work safety and the well-being of the people involved in the entire process, as well as environmental safety.

These developments begin in 2024, the construction of our Environmental, Social and Governance (ESG) pillar, aiming for the highest level in people management, governance, environment and surrounding communities.

Continuing with the go to market, the Company hired 14 new independent distribution centers (“IDC”s) strategically located close to the main consumer centers in Brazil and with them we can improve our distribution in more than 90 thousand and ninety thousand points of sale, according to our sales plan, business.

Considering the increased portfolio achieved in 2023, our presence at the point of sales will be significantly increased. This means an expressive growth in contribution margins, and revenue if compared to the 2022 fiscal year. It will guarantee the continuous growth of the Company and provide resource to realize payments of the outstanding balances of suppliers and other liabilities recognized by the Company, as mentioned in the financial statements.

The growth is due to the significant increase in the portfolio and expansion territory, which compares to 2022, when we only had 3 products been sold in supermarket shelves in just part of the state of São Paulo, Brazil. Even in this scenario, in 2022, we managed to reach a very expressive market share of 7% within the beans category in the city of São Paulo, far surpassing brands already established in this market.

In relation to territorial expansion through our logistics, where we will operate from the 14 IDCs, we will be able to reach the notable number of 90 thousand points of sale and consequently growth at an expressive CAGR for the next years, in accordance with our business plan. Our projected EBITDA margin for next years will be higher due to the quality of the portfolio achieved in 2023 and also to the territorial expansion, as mentioned above, which will be achieved in sales during the next period.

Financial support for this growth will be attributed to the initial public offering of BRB Foods Inc. which has been ongoing since the first SEC filing in May 2023 and which became signaling an initial public offering for capitalization of U$8 million (eight million US dollars) and eventually follow ons estimated for the next fiscal years. These events will provide for continued growth, acquisitions and expansion new territories.

Since February 2023, the Company has received funds through regulated instruments (as convertible notes), leading up to the initial public offering, which we hope to finalize in the last quarter of 2025.

NOTE 1 — ORGANIZATION AND BUSINESS

Organization and Description of Business

BRB FOODS Inc, is a corporation with its headquarters office in State of Wyoming is to be located at 36 Shadow Brook Lane Lander, WY 82520 of kent, and currently owns 100% of issued shares of Thamuz LLC, a company with its headquarters office in State of Delaware is to be located at 8 The Green, Ste R, in the City of Dover County of Kent, which, in turn, owns 100% of issued shares of the companies BR Brands S,A and Boni Logistica Ltda, both headquartered at Rua Dr, Eduardo de Souza Aranha, n° 387 — Conjunto 151B, in the capital of the State of Sao Paulo in Brazil, having a legal personality under private law, where its duration is indeterminate, and its performance is established throughout the national territory, BR Brands S,A and Boni Logistica Ltda started their activities in 2020, through brands with strong recognition through brands with strong recognition and leadership in the markets where it operates.

BR Brands S,A and Boni Logistica Ltda were incorporated in Brazil by members of the Bonifácio family in 2020 who subsequently in 2022 conferred their equity in these entities to Thamuz LLC in November, 2022, date in which Thamuz LLC became the sole shareholder of BR Brands S,A and Boni Logistica Ltda, BRB Foods Ltd, in its turn was incorporated on October 13, 2022, and afterwards the then shareholders of Thamuz’s LLC (i,e,, the members of the Bonifácio family who founded BR Brands S,A and Boni Logistica Ltda), conferred the issued and outstanding shares of Thamuz LLC into the capital of the Company, As a result of this corporate restructuring: (i) Mr, Paulo R, Bonifacio contributed to the Capital of the Company, according to their services and vesting agreement, Mr, Paulo R, Bonifacio is (and shall be after the offer) owner of record and beneficial owner of the majority of the shares of the Company and therefore is a controlling shareholder; (ii) the Company will directly own 100% of Thamuz LLC’s shares; and (iii) Thamuz LLC will directly own 100% of BR Brands S,A and the Boni Logistica Ltda,’s respective shares.

We are an operating company incorporated under US law and conduct business through our operating subsidiaries, The structure of the group follows:

Company	Activities	Country	Units	Participation	Percentage
BRB Foods Inc,	Holding	USA	1	—	100%
Thamuz LLC	Holding	USA	1	Direct	100%
BR Brands S,A,	Industrialization and sale of grains (mainly rice and beans), pasta, flour, among other products	Brazil	4	Indirect	100%
Boni Logística Ltda,	Distribution centers, transports and logistics solutions,	Brazil	1	Indirect	100%

BRB Foods Ltd, incorporated on October 13, 2022, headquartered in Dover, Delaware in the United States of America, is a holding company whose subsidiaries are BR Brands S,A, founded on December 1, 2020 and Boni Logística Ltda, founded on February 26, 2020, both located in São Paulo in Brazil, In October 31st, 2023, The company changes to BRB Food Inc, and changes its address to Wyoming, BRB FOODS Inc, is a corporation with its headquarters office in State of Wyoming is to be located at 36 Shadow Brook Lane Lander, WY 82520 of kent.

The consolidated financial statements are intended to provide information for comparative purposes and result from the aggregation of the individual financial statements of its subsidiaries.

We operate in the food segment, supplying high quality products to retailers and wholesalers, operating in the South, Southeast and Midwest regions.

We entered into licensing agreements with Unilever — one of the largest suppliers of food and personal care products in the world, for the licensing of the brands Knorr, Arisco, Maizena and Mae terra.

Through our operational subsidiaries based in São Paulo, Brazil, we aim to be present in all meals of Brazilian families, by introducing healthy and quality food, We currently provide our products in seventeen (17) Brazilian states through fourteen (14) integrated distribution centers (IDCs), Aligned with Brazilians’ eating habits and with the search for natural foods for a healthy life, we offer products based on grains, cereals, milk protein, vegetable protein, vegetables, and fruits, Our products are cultivated, selected, and prepared within the highest operational standards, The company invested last nine months, increasing our expenses, to prepared Back office team, our sales teams and operational staff for start to sell new 64 products for all Brazilian territory, and 14 new integrated distribution centers, which will start in the first semester of 2025.

We are licensed to launch, produce, sell, and distribute certain food products under four (4) well-known brands in Brazil, Additionally, due to our management’s logistics experience, our distribution capabilities continue to be further improved, We consider our distribution capabilities a key aspect of our business as it allows us to provide improved delivery services to our customers while increasing efficiency and sustainability.

Management Letter

In 2023 was a year in which we leveraged the Company’s strategy by adding 64 new products to our portfolio, under brands known throughout Brazil such as Knorr, Maizena, Arisco and Mãe Terra, This portfolio covers the global food base and mainly in Latin America, and Brazil, such as fresh grains, beans and rice, as well as other grains made from wheat, which will be sold in our pasta and macaroni, cassava and corn, sold through of a complete line of flours, including tapioca and popcorn, products that will be under the Arisco and Maizena brands, Completing the launches of new products, a complete line of natural and organic products including cocoa, brown sugar, oats, among others that will be sold under the Mãe Terra brand.

Since that 14 external suppliers were developed and certified by the Company’s quality department, within the strictest standards of good practices to guarantee food safety, work safety and the well-being of the people involved in the entire process, as well as environmental safety.

These developments begin in 2024, the construction of our Environmental, Social and Governance (ESG) pillar, aiming for the highest level in people management, governance, environment and surrounding communities.

Continuing with the go to market, the Company hired 13 new Distribution Centers (DCs) strategically located close to the main consumer centers in Brazil and with them we can improve our distribution in more than 90 thousand and ninety thousand points of sale, according to our sales plan, business.

Considering the increased portfolio achieved in 2023 and which now comes into force in 2024, our presence at the point of sales will be significantly increased, This means an expressive growth in contribution margins, and revenue if compared to the 2022 fiscal year, It will guarantee the continuous growth of the Company and provide resource to realize payments of the outstanding balances of suppliers and other liabilities recognized by the Company, as mentioned in the financial statements.

The growth is due to the significant increase in the portfolio and expansion territory, which compares to 2022, when we only had 3 products been sold in supermarket shelves in just part of the state of São Paulo, Brazil, Even in this scenario, in 2022, we managed to reach a very expressive market share of 7% within the beans category in the city of São Paulo, far surpassing brands already established in this market.

In relation to territorial expansion through our logistics, where we will operate from the new 13 DCs, we will be able to reach the notable number of 90 thousand points of sale and consequently growth at an expressive CAGR for the next years, in accordance with our business plan, Our projected EBITDA margin for next years will be higher due to the quality of the portfolio achieved in 2023 and also to the territorial expansion, as mentioned above, which will be achieved in sales during the next period.

Financial support for this growth will be attributed to the initial public offering of BRB Foods Inc, which has been ongoing since the first SEC filing in May 2023 and which became signaling an initial public offering for capitalization of U$8 million, eight million US dollars and eventually follow Ons estimated for the next years, Those events will be provided for continues growth, acquisitions and expansion new territories.

Since January this year, the Company has already received funds through regulated instruments (as convertible notes), and more are in negotiation, leading up to the initial offering, which we hope to finalize in the first half of next year.